Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 952	₨ 861
Adjustment on account of transition to IFRS 9	89	0
Adjusted balance at the beginning of the year	1,041	861
Provision made during the year, net of reversals	371	146
Trade and other receivables written off & exchange differences	(240)	(55)
Balance at the end of the year	₨ 1,172	₨ 952